Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	2,692,622
Exercise Price | $ / shares	$ 5.88
Weighted Average Remaining Life	354 days
February 13, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	February 13, 2021
Warrants Outstanding | shares	75,000
Exercise Price | $ / shares	$ 6.40
Weighted Average Remaining Life	47 days	[1]
February 14, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	February 14, 2021
Warrants Outstanding | shares	247,133
Exercise Price | $ / shares	$ 4.80
Weighted Average Remaining Life	47 days	[1]
February 14, 2021 One [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	February 14, 2021
Warrants Outstanding | shares	6,883
Exercise Price | $ / shares	$ 2.88
Weighted Average Remaining Life	47 days	[1]
July 26, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	July 26, 2021
Warrants Outstanding | shares	952,117
Exercise Price | $ / shares	$ 5.60
Weighted Average Remaining Life	208 days
July 26, 2021 One [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	July 26, 2021
Warrants Outstanding | shares	9,866
Exercise Price | $ / shares	$ 5.60
Weighted Average Remaining Life	208 days
August 9, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	August 9, 2021
Warrants Outstanding | shares	247,841
Exercise Price | $ / shares	$ 5.60
Weighted Average Remaining Life	229 days
March 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	March 17, 2022
Warrants Outstanding | shares	356,250
Exercise Price | $ / shares	$ 6.40
Weighted Average Remaining Life	1 year 76 days
July 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	July 17, 2022
Warrants Outstanding | shares	172,532
Exercise Price | $ / shares	$ 6.40
Weighted Average Remaining Life	1 year 197 days
November 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Expiry Date	November 17, 2022
Warrants Outstanding | shares	625,000
Exercise Price | $ / shares	$ 6.40
Weighted Average Remaining Life	1 year 321 days

[1]	See Note 19